Discontinued Operations - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains (losses) on sales of subsidiaries and liquidation losses, net		¥ (13)	¥ (361)
Gains losses on derivative trading instruments included in income from subsidiary		(370)	(1,188)
Loss on Liquidating Subsidiary	14,600	6,789	3,609
Other Operating Assets	312,774	233,258
Other Receivables	239,958	196,626
Other Assets	1,041,356	475,466
Gains on sales of real estate properties	17,820	14,032	14,721
Rental properties held for sale	44,694	39,459
Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains (losses) on sales of subsidiaries and liquidation losses, net	333	175
Other Operating Assets	1,561
Other Receivables	2,069
Other Assets	1,500
Current Liabilities	1,822
Long Term Liabilities	1,336
Real Estate
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains on sales of real estate properties	16,200	6,802	4,921
Subsidiaries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on Liquidating Subsidiary	¥ 1,600